NOTES PAYABLE (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes Payable Details
Promissory Notes Issued and outstanding, net of repayments and conversions	$ 597,827	$ 699,126	$ 654,305
Interest accrued	343,789	296,786	202,604
Promissory Notes Payable	$ 941,616	$ 995,912	$ 856,909